Quarterly Selected Financial Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Total revenue	$ 644,433	$ 503,171		$ 674,411	$ 583,234	$ 515,430	$ 488,594	$ 666,634	$ 568,586	$ 495,510	$ 1,172,064	$ 1,098,664	$ 2,276,246	$ 2,219,324	$ 2,012,128
Operating income	96,853	49,505		174,138	87,006	46,444	42,339	160,019	76,250	37,504	128,277	133,450	357,093	316,112	230,609
Net income (loss)	$ (6,527)	$ 1,053	[1]	$ 128,188	$ 36,031	$ 3,284	$ (1,941)	$ 107,509	$ 29,224	$ (7,933)	$ (101,548)	$ 39,315	$ 168,556	$ 126,859	$ 22,986

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.